INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2021 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 188.7
Unused tax losses for which deferred tax asset recognised	188.6
2022 - 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	72.3
Unused tax losses for which deferred tax asset recognised	7.2
2027 - 2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	51.7
Unused tax losses for which deferred tax asset recognised	68.2
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	64.7
Unused tax losses for which deferred tax asset recognised	$ 113.2